Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00000625 per share, Navan, Inc. Equity Incentive Plan
Amount Registered | shares	6,245,983
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 156,149,575.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,564.26
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the stock options or restricted stock units ("RSUs") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. b. Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee on the basis of the initial public offering price of $25.00 per share of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-290396), which became effective on October 29, 2025. c. Consists of shares of Class A common stock issued pursuant to the exercise of stock options granted under the Registrant's 2015 Equity Incentive Plan, as amended (the "2015 Plan") and shares issued or issuable pursuant to the settlement of outstanding RSUs granted under the 2015 Plan.